Supplemental oil and natural gas disclosures (Details 4)	12 Months Ended
	Dec. 31, 2011 MMBoe item	Dec. 31, 2010 MMBoe	Dec. 31, 2009 MMBoe
Net proved oil and natural gas reserves
Percentage of proved reserves estimated by independent reserve engineers	100.00%	100.00%
Percentage of proved reserves estimated by independent reserve engineers to total proved reserves estimated	92.00%
Number of streams where reserves reported	2
Proved developed and undeveloped reserves:
Beginning of year	136,560	52,519	44,183
Revisions of previous estimates	(9,006)	(2,110)	(9,423)
Extensions, discoveries and other additions	37,553	91,363	21,322
Production	(8,654)	(5,212)	(3,563)
End of year	156,453	136,560	52,519
Proved developed reserves:
Beginning of year	44,833	25,439	19,368
End of year	63,195	44,833	25,439
Proved undeveloped reserves:
Beginning of year	91,727	27,080	24,815
End of year	93,258	91,727	27,080
Additions to proved reserves from drilling of new wells	14,709	20,533	8,866
Additions to proved reserves from discovery of new proved undeveloped locations	22,844	70,830	12,456
Arithmetic average price (in dollars per MMBtu or barrel)	92.71	4.15	3.15
Changes in previous estimates of proved reserves, due to decrease in oil and natural gas prices			7,708
Changes in previous estimates of proved reserves, due to performance revisions.			1,715
Permian Basin play
Proved undeveloped reserves:
Additions to proved reserves from discovery of new proved undeveloped locations	15,009	63,444
Number of locations in new proved undeveloped locations	155	957
Anadarko Granite Wash play
Proved undeveloped reserves:
Additions to proved reserves from discovery of new proved undeveloped locations	7,835	7,002
Number of locations in new proved undeveloped locations	47	53
Other areas
Proved undeveloped reserves:
Additions to proved reserves from discovery of new proved undeveloped locations		384
Number of locations in new proved undeveloped locations		8
Gas (MMcf)
Proved developed and undeveloped reserves:
Beginning of year	550,278	279,549	244,051
Revisions of previous estimates	(47,296)	(14,619)	(51,823)
Extensions, discoveries and other additions	129,846	306,729	105,623
Production	(31,711)	(21,381)	(18,302)
End of year	601,117	550,278	279,549
Proved developed reserves:
Beginning of year	194,481	135,204	107,175
End of year	248,598	194,481	135,204
Proved undeveloped reserves:
Beginning of year	355,797	144,345	136,876
End of year	352,519	355,797	144,345
Oil (MBbls)
Proved developed and undeveloped reserves:
Beginning of year	44,847	5,928	3,508
Revisions of previous estimates	(1,124)	326	(785)
Extensions, discoveries and other additions	15,912	40,241	3,718
Production	(3,368)	(1,648)	(513)
End of year	56,267	44,847	5,928
Proved developed reserves:
Beginning of year	12,420	2,905	1,506
End of year	21,762	12,420	2,905
Proved undeveloped reserves:
Beginning of year	32,427	3,023	2,002
End of year	34,505	32,427	3,023